32. SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Subsidiaries
SUBSIDIARIES

32. SUBSIDIARIES

The list of significant companies included in the scope of consolidation as at December 31, 2018 was as follows:

Company	Country	Method of Consolidation	% voting rights
Infosat Communications LP	Canada	Fully consolidated	100
Telesat Spectrum General Partnership	Canada	Fully consolidated	100
10680451 Canada Inc.	Canada	Fully consolidated	100
Skynet Satellite Corporation	United States	Fully consolidated	100
Telesat Network Services, Inc.	United States	Fully consolidated	100
The SpaceConnection Inc.	United States	Fully consolidated	100
Telesat Satellite LP	United States	Fully consolidated	100
Infosat Able Holdings, Inc.	United States	Fully consolidated	100
Telesat Brasil Capacidade de Satélites Ltda.	Brazil	Fully consolidated	100
Telesat (IOM) Limited	Isle of Man	Fully consolidated	100
Telesat International Limited	United Kingdom	Fully consolidated	100

Apart from 10680451 Canada Inc. which was incorporated in 2018, the percentage of voting rights and method of consolidation were the same as at December 31, 2017.